Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Consolidated Statements of Operations [Abstract]
Revenues	$ 121,795		$ 113,400		$ 112,920
Cost of revenues	92,313		86,253		86,939
Gross income	29,482		27,147		25,981
Operating expenses
Sales and marketing	9,517		7,388		7,067
General and administrative	12,003		10,106		10,130
Total operating expenses	21,520		17,494		17,197
Operating income	7,962		9,653		8,784
Financial income (expenses), net	(153)		1,521		(2,471)
Income before taxes on income	7,809		11,174		6,313
Income taxes	1,287	[1]	2,884	[1]	1,978	[1]
Net income	$ 6,522		$ 8,290		$ 4,335
Income per ordinary share
Basic income per ordinary share	$ 0.38		$ 0.48		$ 0.25
Diluted income per ordinary share	$ 0.37		$ 0.48		$ 0.25
Weighted average number of ordinary shares used to compute basic income per ordinary share	17,346,561		17,346,561		17,346,561
Weighted average number of ordinary shares used to compute diluted income per ordinary share	17,571,188		17,346,561		17,346,561

[1]	Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US, UK, Luxembourg and Cyprus subsidiaries that are calculated based on relevant local tax laws.